Fair Value Measurements (Tables)	12 Months Ended
Dec. 31, 2012
Fair Value Measurements
Fair Value Measurements

The following table presents assets and liabilities that are measured and recognized at fair value as of December 31, 2012 and 2011 on a recurring basis:

December 31, 2011

Description	Level 1	Level 2	Level 3	Total Gains and (Losses)
Derivative	-	-	(48,729)	50,874
Total	$-	$-	$(48,729)	$50,874

December 31, 2012

Description	Level 1	Level 2	Level 3	Total Gains and (Losses)
Derivative	-	-	(26,627)	22,102
Total	$-	$-	$(26,627)	$22,102